                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21201

                         UBS Technology Partners, L.L.C.
               (Exact name of registrant as specified in charter)

                          299 Park Avenue, 29th Floor
                               New York, NY 10171
               (Address of principal executive offices) (Zip code)

                              James M. Hnilo, Esq.
                UBS Alternative and Quantitative Investments LLC
                       One North Wacker Drive, 32nd Floor
                             Chicago, Illinois 60606
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 525-5000

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)

                                                              SEPTEMBER 30, 2010

                                                                                                                           DOLLAR
                                                                                                                          AMOUNT OF
                                                                           REALIZED AND                                  FAIR VALUE
                                                                            UNREALIZED                          FIRST     FOR FIRST
                                                                    % OF    GAIN/(LOSS)   INITIAL             AVAILABLE   AVAILABLE
                                                                  MEMBERS'     FROM     ACQUISITION LIQUIDITY REDEMPTION REDEMPTION
            INVESTMENT FUND                 COST      FAIR VALUE   CAPITAL  INVESTMENTS     DATE       (a)       (b)         (b)
--------------------------------------- ------------ ------------ -------- ------------ ----------- --------- ---------- ----------
LONG/SHORT EQUITY
7 x 7 Institutional Partners, L.P. (c)  $ 14,000,000 $ 13,841,846   5.94   $    34,354    9/1/2009   Monthly
Artis Aggressive Growth
   (Institutional), L.P. (c)               1,727,838    6,132,786   2.63       779,472    3/1/2006  Quarterly
Artis Partners 2X (Institutional),
   L.P. (c)                                6,255,241   23,264,377   9.98     1,113,728    1/1/2003  Quarterly
Cadian Fund, L.P. (c)                     15,500,000   17,519,564   7.51     2,234,201    9/1/2009  Quarterly
Cavalry Capital Appreciation, L.P. (c)    15,000,000   16,552,412   7.10     1,552,412    1/1/2010  Quarterly
Clairvoyance Asia Fund II, Ltd (c)        12,000,000   11,564,106   4.96      (435,894)   1/1/2010  Quarterly
Coatue Qualified Partners, L.P. (c)       10,257,654   24,175,034  10.37     3,627,036    4/1/2002  Quarterly
Seligman Tech Spectrum Fund, L.L.C. (c)   13,858,632   24,957,329  10.70     7,273,087    1/1/2005  Quarterly
Shannon River Partner II, L.P. (c)        13,367,089   19,614,383   8.41     1,497,242    5/1/2005  Quarterly
SRS Partners US, L.P.                     15,000,000   14,936,896   6.41       (63,104)   5/1/2010  Quarterly  6/30/2011 14,936,896
Tiger Global Fund, L.P. (c)                1,316,922    5,833,922   2.50       544,372   11/1/2001   Annually
Tracer Capital Partners QP, L.P. (d)          21,421       19,504   0.01        (1,917)   7/1/2007     N/A
Visium Balanced Fund, L.P. (c)            17,000,000   19,759,328   8.47     2,759,328    1/1/2010  Quarterly
                                        ------------ ------------  -----   -----------
   LONG/SHORT EQUITY SUBTOTAL           $135,304,797 $198,171,487  84.99%  $20,914,317
Redeemed Investment Funds                         --           --     --    (8,415,446)
                                        ------------ ------------  -----   -----------
TOTAL                                   $135,304,797 $198,171,487  84.99%  $12,498,871
                                        ============ ============  =====   ===========

(a) Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.

(b)  Investment Funds with no dates or amounts can be redeemed in full.

(c)  Investment Funds categorized as Level 2 investments.

(d) A portion or all of the Fund's interests in the Investment Fund are held in side pockets which have restricted liquidity.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                              SEPTEMBER 30, 2010

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing the Fund's investments are not necessarily an indication of the risk associated with investing in those investments. The Fund's valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place, subscription and redemption activity, level of illiquid securities held, and the existence or absence of redemption restrictions.

The Fund's investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments where the Fund has the ability to redeem at net asset value as of the September 30, 2010 measurement date, or within one quarter of the measurement date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within one quarter of the September 30, 2010 measurement date.

                                  ASSETS TABLE

                      TOTAL FAIR
                       VALUE AT
                    SEPTEMBER 30,
DESCRIPTION              2010       LEVEL 1      LEVEL 2       LEVEL 3
-----------         -------------   -------   ------------   -----------
Long/Short Equity    $198,171,487     $--     $183,215,087   $14,956,400
                     ------------     ---     ------------   -----------
TOTAL ASSETS         $198,171,487     $--     $183,215,087   $14,956,400
                     ------------     ---     ------------   -----------

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                             CHANGE IN
                                                            UNREALIZED                         NET TRANSFERS
                      BALANCE AS OF     REALIZED GAIN /   APPRECIATION /   NET PURCHASES /       IN AND/OR         BALANCE AS OF
DESCRIPTION         DECEMBER 31, 2009        (LOSS)        DEPRECIATION        (SALES)       (OUT) OF LEVEL 3   SEPTEMBER 30, 2010
-----------         -----------------   ---------------   --------------   ---------------   ----------------   ------------------
Long/Short Equity          $--                $--            $(63,104)       $15,000,000          $19,504           $14,956,400
                           ---                ---            --------        -----------          -------           -----------
Total                      $--                $--            $(63,104)       $15,000,000          $19,504           $14,956,400
                           ---                ---            --------        -----------          -------           -----------

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of September 30, 2010 is $65,021.

The transfer into Level 3 investments in the amount of $19,504 represents a residual investment held in a side pocket on September 30, 2010.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                              SEPTEMBER 30, 2010

PORTFOLIO VALUATION

Investment Funds in the long/short equity strategy are generally subject to a 30
- 90 day redemption notice period. An Investment Fund representing approximately
0.01 percent of the fair value of the investments in this strategy is a side pocket where the liquidation of assets is expected within the next 12 months. The remaining approximately 99.99 percent of the Investment Funds have either initial redemption dates commencing in the future (7.54 percent) or are available to be redeemed with no restrictions (92.45 percent), subject to the Investment Funds' liquidity terms, as of the measurement date. One Investment Fund, with a fair value of $19,504, transferred from Level 2 to Level 3 at the measurement date.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of September 30, 2010.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. Please refer to the June 30, 2010 financial statements for full disclosure on the Fund's portfolio valuation methodology.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS Technology Partners, L.L.C.


By (Signature and Title)* /s/ William Ferri
                          ------------------------------------------
                          William Ferri, Principal Executive Officer

Date November 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ William Ferri
                          ------------------------------------------
                          William Ferri, Principal Executive Officer

Date November 15, 2010


By (Signature and Title)* /s/ Robert Aufenanger
                          ----------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date November 15, 2010

* Print the name and title of each signing officer under his or her signature.